Investment Objectives and Goals - Grayscale Bitcoin Premium Income ETF	Mar. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Bitcoin Premium Income ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Grayscale Bitcoin Premium Income ETF (the “Fund”) seeks to provide current income while maintaining prospects for capital appreciation through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Bitcoin exchange-traded products include, but are not limited to, Grayscale Bitcoin Trust ETF (Ticker: GBTC) and Grayscale Bitcoin Mini Trust ETF (Ticker: BTC) (the “Bitcoin ETPs”). There can be no assurance that the Fund will achieve its investment objective.